Other receivables - Additional information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 16, 2020	Dec. 31, 2019
Other receivables
Net taxable income	€ 0
Research tax credit	€ 3,328		€ 2,807
Fair value of shares to be returned based on court decision		€ 266